CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Narrative)	12 Months Ended
Sep. 30, 2025 $ / shares
Condensed Financial Statements, Captions [Line Items]
Consolidated net asset percentage	25.00%
Sale of Stock, Price Per Share	$ 1.00
Foreign currency exchange rate, translation	7.1190
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Sale of Stock, Price Per Share	$ 1.00
Foreign currency exchange rate, translation	7.1190